Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2022	2021

Finished products (*)	$795	$931

(*)	Includes amounts of $349 and $570 as of December 31, 2022 and 2021, respectively, with respect to inventory delivered to customers for which control has not been transferred.